Commitments, Contingencies And Guarantees (Narrative) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) Sign Permit	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2015 Sign Permit
Commitments And Contingencies [Line Items]
Digital modernization permits issued to Company | Permit	82			82
Digital displays operating | Permit	77			77
Conversion from static to digital | Sign	83			83
Rent expense	$ 1,170.0	$ 1,160.0	$ 1,140.0
Performance Requirements [Member]
Commitments And Contingencies [Line Items]
Estimated Maximum Contingency	$ 30.0